PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of Changes in Provisions

	Balance at December 31, 2019	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Divestments and reclassification to held for sale [2,3]	Balance at December 31, 2020
Environmental (see note 9.3)	1,074	137	(88)	57	(519)	661
Emission obligations	484	373	(92)	(40)	(154)	571
Asset retirement obligations (see note 9.3)	478	21	(10)	41	(133)	397
Site restoration	136	167	(12)	18	—	309
Staff related obligations	185	88	(41)	(14)	(91)	127
Voluntary separation plans	47	30	(38)	20	(4)	55
Litigation and other (see note 9.3)	312	40	(36)	(39)	(8)	269
Tax claims	81	5	(6)	(18)	—	62
Other legal claims	231	35	(30)	(21)	(8)	207
Commercial agreements and onerous contracts	46	68	(31)	(4)	(54)	25
Other	229	29	(44)	16	(12)	218
	2,991	953	(392)	55	(975)	2,632
Short-term provisions	516					935
Long-term provisions	2,475					1,697
	2,991					2,632

	Balance at December 31, 2018	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements		Balance at December 31, 2019
Environmental (see note 9.3)	1,228	97	(95)	(156)	'[4]	1,074
Emission obligations	—	481	—	3		484
Asset retirement obligations (see note 9.3)	422	28	(10)	38		478
Site restoration	141	3	(5)	(3)		136
Staff related obligations	201	65	(64)	(17)		185
Voluntary separation plans	38	30	(13)	(8)		47
Litigation and other (see note 9.3)	369	65	(91)	(31)		312
Tax claims	120	5	(14)	(30)		81
Other legal claims	249	60	(77)	(1)		231
Commercial agreements and onerous contracts	34	29	(16)	(1)		46
Other	101	148	(30)	10		229
	2,534	946	(324)	(165)		2,991
Short-term provisions	539					516
Long-term provisions	1,995					2,475
	2,534					2,991
1.Additions exclude provisions reversed or utilized during the same year.
2.On December 9, 2020, the Company completed the sale of ArcelorMittal USA and certain other US operations (see note 2.3.1).
3.On December 10, 2020, the Company signed a binding agreement with Invitalia, an Italian state-owned company, to form a public-private partnership between the parties. As a result, the carrying amounts of the assets and liabilities of ArcelorMittal Italia were classified as held for sale as of December 31, 2020 (see note 2.3.2.)
4. Other movements primarily relate to the provisions in connection with environmental remediation obligations in Italy (see note 9.3).

Disclosure of Other Long-term Obligations

	Balance at December 31,
	2020	2019
Derivative financial instruments (see note 6.1.5)	96	238
Payable from acquisition of financial assets	359	1,340
Unfavorable contracts	132	203
Income tax payable	214	251
Other	347	486
Total	1,148	2,518

Schedule of Commitments

	December 31,
	2020	2019
Purchase commitments	13,047	19,697
Guarantees, pledges and other collateral	8,632	7,815
Capital expenditure commitments	354	448
Other commitments	3,143	3,201
Total	25,176	31,161